Shareholder Report, Holdings (Details) - C000000105 [Member]	Jun. 30, 2026
Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[1]
GE Vernova Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[1]
JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[1]
Meta Platforms Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[1]
Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[1]
Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[1]
Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[1]
Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[1]
Alphabet Inc Cl C [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[1]
NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[1]
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.50%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%

[1]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.